UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON GLOBAL CURRENTS

VARIABLE INTERNATIONAL ALL CAP

OPPORTUNITY PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 0.9%
Denso Corp.	25,000	$744,732

Automobiles - 2.4%
DaimlerChrysler AG, Registered Shares	16,400	772,061
Toyota Motor Corp.	26,900	1,077,554

Total Automobiles		1,849,615

Hotels, Restaurants & Leisure - 2.7%
Carnival PLC	32,100	1,317,652
William Hill PLC	254,100	814,380

Total Hotels, Restaurants & Leisure		2,132,032

Household Durables - 1.0%
Sekisui House Ltd.	79,000	789,239

Internet & Catalog Retail - 0.9%
Home Retail Group PLC	180,900	743,937

Media - 4.9%
Asatsu-DK Inc.	37,500	796,208
Grupo Televisa SA, ADR	54,600	1,147,692
Publicis Groupe SA	25,600	1,095,389
Reed Elsevier NV	64,800	787,524

Total Media		3,826,813

Multiline Retail - 1.0%
Myer Holdings Ltd.	250,171	769,058

Specialty Retail - 2.4%
Shimachu Co., Ltd.	35,400	755,028
Yamada Denki Co., Ltd.	14,840	1,095,262

Total Specialty Retail		1,850,290

TOTAL CONSUMER DISCRETIONARY		12,705,716

CONSUMER STAPLES - 9.9%
Beverages - 1.9%
Anheuser-Busch InBev NV	25,340	240	*
C&C Group PLC	152,031	688,918
Foster’s Group Ltd.	157,673	765,403

Total Beverages		1,454,561

Food & Staples Retailing - 2.2%
Aeon Co., Ltd.	77,900	884,072
Seven & I Holdings Co., Ltd.	36,600	884,366

Total Food & Staples Retailing		1,768,438

Food Products - 4.4%
Danisco A/S	6,781	505,641
Greencore Group PLC	424,000	796,019
Unilever NV, CVA	45,046	1,362,543
Viterra Inc.	87,500	826,195	*

Total Food Products		3,490,398

Tobacco - 1.4%
Japan Tobacco Inc.	286	1,064,585

TOTAL CONSUMER STAPLES		7,777,982

ENERGY - 7.7%
Energy Equipment & Services - 1.7%
Transocean Ltd.	15,200	1,312,976	*

Oil, Gas & Consumable Fuels - 6.0%
BG Group PLC	58,900	1,019,387
Canadian Natural Resources Ltd.	17,700	1,310,007
Royal Dutch Shell PLC, Class A Shares	57,778	1,671,181
Statoil ASA	32,586	754,448

Total Oil, Gas & Consumable Fuels		4,755,023

TOTAL ENERGY		6,067,999

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
FINANCIALS - 17.1%
Capital Markets - 5.4%
Credit Suisse Group AG, Registered Shares	20,900	$1,077,309
Deutsche Bank AG, Registered Shares	17,377	1,338,508
F&C Asset Management PLC	754,442	712,106
Nomura Holdings Inc.	151,100	1,113,573
UBS AG, Registered Shares	38	618	*

Total Capital Markets		4,242,114

Commercial Banks - 5.2%
Barclays PLC	178,515	976,040
DBS Group Holdings Ltd.	75,000	766,646
HSBC Holdings PLC	72,814	738,108
Sumitomo Mitsui Financial Group Inc.	47,500	1,569,954

Total Commercial Banks		4,050,748

Diversified Financial Services - 2.4%
Aeon Credit Service Co., Ltd.	72,500	860,787
Osaka Securities Exchange Co., Ltd.	190	993,796

Total Diversified Financial Services		1,854,583

Insurance - 3.1%
AXA	74,616	1,659,849
MS&AD Insurance Group Holdings Inc.	28,420	788,854

Total Insurance		2,448,703

Real Estate Management & Development - 1.0%
Cheung Kong Holdings Ltd.	64,000	824,291

TOTAL FINANCIALS		13,420,439

HEALTH CARE - 10.6%
Health Care Providers & Services - 2.0%
Rhoen-Klinikum AG	43,166	1,104,826
Southern Cross Healthcare Ltd.	324,608	447,028	*

Total Health Care Providers & Services		1,551,854

Life Sciences Tools & Services - 1.2%
Lonza Group AG, Registered Shares	12,000	978,756

Pharmaceuticals - 7.4%
Astellas Pharma Inc.	20,803	753,216
Novartis AG, Registered Shares	22,900	1,236,869
Roche Holding AG	6,253	1,014,096
Seikagaku Corp.	75,200	785,864
Takeda Pharmaceutical Co., Ltd.	17,800	783,474
Teva Pharmaceutical Industries Ltd., ADR	19,800	1,248,984

Total Pharmaceuticals		5,822,503

TOTAL HEALTH CARE		8,353,113

INDUSTRIALS - 9.7%
Aerospace & Defense - 1.8%
MTU Aero Engines Holding AG	24,900	1,448,664

Airlines - 1.1%
easyJet PLC	129,100	899,027	*

Commercial Services & Supplies - 1.0%
Loomis AB, Class B Shares	30,900	397,986	*
Newalta Corp.	44,200	392,541

Total Commercial Services & Supplies		790,527

Electrical Equipment - 1.1%
Shanghai Electric Group Co., Ltd., Class H Shares	1,712,000	833,482

Industrial Conglomerates - 2.1%
Siemens AG, Registered Shares	16,600	1,662,502

Machinery - 1.1%
NSK Ltd.	105,936	836,247

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Professional Services - 1.5%
Experian PLC	77,900	$766,612
Teleperformance	11,533	397,215

Total Professional Services		1,163,827

TOTAL INDUSTRIALS		7,634,276

INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.3%
Foxconn International Holdings Ltd.	951,000	1,005,597	*

Electronic Equipment, Instruments & Components - 3.9%
5N Plus Inc.	76,900	412,647	*
Hosiden Corp.	64,300	841,148
Ingenico SA	8,000	200,058
Murata Manufacturing Co., Ltd.	28,800	1,635,769

Total Electronic Equipment, Instruments & Components		3,089,622

Internet Software & Services - 1.1%
RADVision Ltd.	130,500	893,925	*

IT Services - 2.3%
Cia Brasileira de Meios de Pagamento	107,700	1,014,410
ITOCHU Techno-Solutions Corp.	25,000	820,943

Total IT Services		1,835,353

Office Electronics - 1.3%
Ricoh Co., Ltd.	64,000	999,465

Semiconductors & Semiconductor Equipment - 1.6%
Advantest Corp.	49,200	1,230,395

Software - 1.9%
Amdocs Ltd.	35,800	1,077,938	*
DTS Corp.	39,298	390,080

Total Software		1,468,018

TOTAL INFORMATION TECHNOLOGY		10,522,375

MATERIALS - 7.2%
Chemicals - 3.9%
Agrium Inc.	14,300	1,011,201
Akzo Nobel NV	13,900	792,170
BASF SE	13,900	862,104
Symrise AG	15,200	361,942

Total Chemicals		3,027,417

Metals & Mining - 3.3%
Anglo American PLC	18,600	811,200	*
Barrick Gold Corp.	25,500	977,670
Lonmin PLC	26,200	810,278	*

Total Metals & Mining		2,599,148

TOTAL MATERIALS		5,626,565

TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 3.4%
BCE Inc.	30,300	890,518
France Telecom SA	42,000	1,004,925
Swisscom AG, Registered Shares	2,107	768,943

Total Diversified Telecommunication Services		2,664,386

Wireless Telecommunication Services - 2.3%
SK Telecom Co., Ltd.	5,043	773,309
Vodafone Group PLC	448,750	1,035,086

Total Wireless Telecommunication Services		1,808,395

TOTAL TELECOMMUNICATION SERVICES		4,472,781

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS VARIABLE INTERNATIONAL ALL CAP OPPORTUNITY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY			SHARES	VALUE
UTILITIES - 2.0%
Multi-Utilities - 2.0%
RWE AG			8,400	$744,263
Veolia Environnement			22,600	783,874

TOTAL UTILITIES				1,528,137

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $72,451,178)				78,109,383

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
Interest in $50,013,000 joint tri-party repurchase agreement dated 3/31/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $255,000; (Fully collateralized by U.S. government agency obligation, 2.375% due 3/4/14; Market value - $260,104) (Cost - $255,000)	0.020%	4/1/10	$255,000	255,000

TOTAL INVESTMENTS - 99.8% (Cost - $72,706,178#)				78,364,383
Other Assets in Excess of Liabilities - 0.2%				182,261

TOTAL NET ASSETS - 100.0%				$78,546,644

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt

CVA	—	Certificaaten van aandelen (Share Certificates)

Summary of Investment by Country**
Japan	28.7%
United Kingdom	14.5
Germany	10.6
Switzerland	8.1
Canada	7.4
France	6.6
Netherlands	5.9
Israel	2.7
Australia	2.0
Ireland	1.9
Mexico	1.5
Brazil	1.3
Cayman Islands	1.3
China	1.1
Hong Kong	1.0
South Korea	1.0
Singapore	1.0
Jersey	1.0
Norway	1.0
Denmark	0.6
Sweden	0.5
Belgium[1]	0.0
Short-Term Investment	0.3

100.0%

**	As a percentage of total investments. Please note that Portfolio holdings are as of March 31, 2010 and are subject to change.

[1]	Represents less than 0.1%.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Global Currents Variable International All Cap Opportunity Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$78,109,383	—	—	$78,109,383
Short-term investment†	—	$255,000	—	255,000

Total investments	$78,109,383	$255,000	$—	$78,364,383

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

For the quarter ended March 31, 2010, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	RIGHTS
Balance as of December 31, 2009	$0	*
Accrued premium/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)[1]	(0	)*
Net purchases (sales)	—
Transfers in Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2010	—
Net change in unrealized appreciation (depreciation) for investments in securities in securities still held at March 31, 2010[1]	—

*	Value less than $1.00.
[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gain or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,871,589
Gross unrealized depreciation	(3,213,384)

Net unrealized appreciation	$5,658,205

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 26, 2010